Organization - (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Product Information [Line Items]
On and Off Balance Sheet Program Assets, At Principal Balance	$ 13,950,312,000	$ 13,015,188,000	$ 11,913,302,000
Rural Utilities [Member]
Product Information [Line Items]
On and Off Balance Sheet Program Assets, At Principal Balance	1,052,251,000	1,031,945,000	916,027,000
Farm & Ranch [Member]
Product Information [Line Items]
On and Off Balance Sheet Program Assets, At Principal Balance	5,163,080,000	4,747,289,000	4,346,027,000
USDA Guarantees [Member]
Product Information [Line Items]
On and Off Balance Sheet Program Assets, At Principal Balance	1,687,117,000	1,615,579,000	1,513,177,000
Institutional Credit [Member]
Product Information [Line Items]
On and Off Balance Sheet Program Assets, At Principal Balance	6,047,864,000	5,620,375,000	5,138,071,000
Discount Notes [Member]
Product Information [Line Items]
Notes Payable	4,900,000,000
Medium-term Notes [Member]
Product Information [Line Items]
Notes Payable	$ 7,400,000,000